UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment                       |_|;Amendment Number:_____
This Amendment (Check only one.):             |_| is a restatement.
                                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Expo Capital Management, LLC
Address: 11111 Santa Monica Blvd.
         Suite 1470
         Los Angeles, CA 90025

13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Bzura
Title: Chief Operating Officer
Phone: 310-201-7911

Signature, Place, and Date of Signing:


/s/  Andrew Bzura                 	 Los Angeles, CA       May 14, 2010
-----------------------------------      ----------------   ------------------
     [Signature]                          [City, State]           [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F
                                    SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   26

Form 13F Information Table Value Total:   $229,286 (thousands)

List of Other Included Managers:	  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Expo Capital Management, LLC
March 31, 2010

                                FORM 13F INFORMATION TABLE

                                TITLE OF                 VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP     (x$1000)PRN AMT   PRN CALL  DISCRETION MANAGERS SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
ALEXION PHARMACEUTICALS INC     COM            015351109 $8,835  162,500   SH        Sole                162,500
ALLERGAN INC                    COM            018490102 $8,786  134,500   SH        Sole                134,500
AMERICAN MED SYS HLDGS INC      COM            02744M108 $8,389  451,500   SH        Sole                451,500
AMERIGROUP CORP                 COM            03073T102 $10,604 319,000   SH        Sole                319,000
BIOGEN IDEC INC                 COM            09062X103 $8,293  144,500   SH        Sole                144,500
CELERA CORP                     COM            15100E106 $11,569 1,629,500 SH        Sole                1,629,500
CENTENE CORP DEL                COM            15135B101 $8,775  365,000   SH        Sole                365,000
CEPHALON INC                    COM            156708109 $7,761  114,500   SH        Sole                114,500
CEPHEID                         COM            15670R107 $8,085  462,500   SH        Sole                462,500
CONCEPTUS INC                   COM            206016107 $8,174  409,500   SH        Sole                409,500
CUBIST PHARMACEUTICALS INC      COM            229678107 $8,723  387,000   SH        Sole                387,000
ECLIPSYS CORP                   COM            278856109 $8,340  419,500   SH        Sole                419,500
ENDO PHARMACEUTICALS HLDGS INC  COM            29264F205 $8,209  346,500   SH        Sole                346,500
EV3 INC                         COM            26928A200 $8,715  549,500   SH        Sole                549,500
HUMAN GENOME SCIENCES INC       COM            444903108 $8,441  279,500   SH        Sole                279,500
KING PHARMACEUTICALS INC        COM            495582108 $8,208  698,000   SH        Sole                698,000
MEDICIS PHARMACEUTICAL CORP     CL A NEW       584690309 $8,366  332,500   SH        Sole                332,500
MYRIAD GENETICS INC             COM            62855J104 $8,393  349,000   SH        Sole                349,000
PERKINELMER INC                 COM            714046109 $8,724  365,000   SH        Sole                365,000
PHARMACEUTICAL PROD DEV INC     COM            717124101 $9,389  395,500   SH        Sole                395,500
SALIX PHARMACEUTICALS LTD       COM            795435106 $9,331  250,500   SH        Sole                250,500
SHIRE PLC                       SPONSPORED ADR 82481R106 $8,614  130,500   SH        Sole                130,500
THORATEC CORP                   COM            885175307 $8,864  265,000   SH        Sole                265,000
WATERS CORP                     COM            941848103 $9,253  137,000   SH        Sole                137,000
WATSON PHARMACEUTICALS INC      COM            942683103 $8,939  214,000   SH        Sole                214,000
WELLCARE HEALTH PLANS INC       COM            94946T106 $9,506  319,000   SH        Sole                319,000